Schedule of other financial assets current (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Financial assets	$ 2,901,867	$ 36,005
Security deposits given [member]
IfrsStatementLineItems [Line Items]
Financial assets	85,635	25,638
Loans to external parties [member]
IfrsStatementLineItems [Line Items]
Financial assets	237,189	3,367
Promissory note receivable [member]
IfrsStatementLineItems [Line Items]
Financial assets		7,000
Advances to employees [member]
IfrsStatementLineItems [Line Items]
Financial assets	58,602
Branch balances receivable [member]
IfrsStatementLineItems [Line Items]
Financial assets
Fixed deposits [member]
IfrsStatementLineItems [Line Items]
Financial assets	868,685
Other receivables from related parties [member]
IfrsStatementLineItems [Line Items]
Financial assets	10,891
Other receivables [member]
IfrsStatementLineItems [Line Items]
Financial assets	$ 1,640,865